Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The current and deferred portions of income tax expenses during the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	—	—	135
Deferred income tax expense	—	—	—

Total income tax expense	—	—	135

Summary of Reconciliation of Income Tax Expense
Reconciliation
between
the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Profit/(Loss) before income tax	(33,740)	70,554	(834)
Tax expense/(benefit) at EIT tax rate of 25%	(8,435)	17,639	(209)
Tax effect of preferential tax rates granted to PRC entities	(128)	(1,881)	(953)
Effect of different tax rates applicable to different subsidiaries of the Group	(699)	6,666	(2,379)
Changes in valuation allowance	16,154	(7,578)	3,142
Income not subject to tax	(59)	(895)	(54)
Expenses not deductible for tax purposes	5,608	1,955	8,209
Research and development tax credit	(12,442)	(15,906)	(7,415)
Others	—	—	(206)

Income tax expense	—	—	135

The aggregate amount and per share effect of the preferential tax rates are as follows:	(128)	(1,881)	(953)

Per share effect:
Ordinary shareholders – basic and diluted	(0.00)	(0.00)	(0.00)

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deferred tax assets
Advertising expenses	1,668	1,677
Net accumulated losses carry forward	80,592	93,632
Depreciation and amortization	335	335
Allowance for doubtful accounts	1,901	1,997
Impairment of intangible assets	383	383
Accrued expenses	5,364	9,824
Operating lease liabilities	35,640	9,711

Gross deferred tax assets	125,883	117,559
Less: valuation allowance	(76,937)	(82,426)

Net deferred tax assets	48,946	35,133

Deferred tax liabilities
Intangible assets	12,048	14,875
Operating lease right-of-use assets	35,639	9,710
Gain on equity method investee	605	989
Variable consideration of renewal income	12,702	24,434

Gross deferred tax liabilities	60,994	50,008